Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities	Accounts payable and accrued liabilities

	2019 $	2018 $
Trade payables	4,153	2,951
Other accrued liabilities	3,281	1,849
Employee accruals	3,743	2,271
	11,177	7,071